EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 53	$ 64	$ 160	$ 192
Interest cost	2,231	1,236	6,692	3,707
Expected return on plan assets	(3,307)	(2,819)	(9,920)	(8,456)
Amortization of:
Net (gain) loss	(145)	0	(435)	0
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange and other	0	0	0	0
Net periodic cost (benefit)	(1,168)	(1,519)	(3,503)	(4,557)
Pension Plan | International Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,293	1,140	3,880	3,421
Interest cost	2,717	2,176	8,537	6,526
Expected return on plan assets	(2,048)	(1,914)	(6,144)	(5,741)
Amortization of:
Net (gain) loss	(531)	582	(1,594)	1,748
Prior service benefit	(158)	(167)	(475)	(501)
Curtailments, settlements and terminations, net	865	77	3,197	(948)
Foreign exchange and other	3	85	(27)	200
Net periodic cost (benefit)	2,141	1,979	7,374	4,705
OPRB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	1	0	2
Interest cost	173	111	520	332
Expected return on plan assets	0	0	0	0
Amortization of:
Net (gain) loss	(77)	0	(231)	0
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange and other	0	0	0	0
Net periodic cost (benefit)	$ 96	$ 112	$ 289	$ 334